Common Stock and Additional Paid-in Capital	9 Months Ended
Sep. 30, 2014
Common Stock and Additional Paid-in Capital
7.	Common Stock and Additional Paid-in Capital

Common stock issued, outstanding and authorized and additional paid-in capital as of December 31, 2012 and 2013 were as follows:

	As of December 31, 2012
	Nina		Pinta		Santa Maria		Atara		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Common stock, par value	2,384,615	$—	2,384,615	$—	2,384,615	$1	307,692	$—	7,461,537	$1
Additional paid-in capital	—	57	—	190	—	135	—	—	—	382

	2,384,615	$57	2,384,615	$190	2,384,615	$136	307,692	$—	7,461,537	$383

Authorized	28,461,538		28,461,538		28,461,538		769,230		86,153,844

	As of December 31, 2013
	Nina		Pinta		Santa Maria		Atara		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Common stock, par value	3,693,605	$—	3,693,605	$—	3,693,605	$1	923,076	$—	12,003,891	$1
Additional paid-in capital	—	147	—	1,017	—	1,036	—	—	—	2,200

	3,693,605	$147	3,693,605	$1,017	3,693,605	$1,037	923,076	$—	12,003,891	$2,201

Authorized	53,846,153		53,846,153		53,846,153		923,076		162,461,535

Common stock issued and outstanding during the nine months ended September 30, 2014 was as follows:

	Authorized	Outstanding
As of December 31, 2013	162,461,535	12,003,891
Issuance of common stock upon vesting of awards	—	644,710
Recapitalization:
Cancellation of Atara shares	(923,076)	(923,076)
Tender of Nina, Pinta and Santa Maria shares	(161,538,459)	(11,725,525)
Issuance of Atara shares	17,948,717	1,302,835
Issuance of common stock upon vesting of awards—post Recapitalization	—	147,116
Issuance of common stock for research and development expenses related to technology licensing option	—	59,761

As of September 30, 2014	17,948,717	1,509,712

We have reserved the following shares of common stock for issuance (presented on a combined basis as of December 31, 2013):

	December 31, 2013	September 30, 2014
		(unaudited)
Conversion of Series A convertible preferred stock	46,356,342	5,150,699
Conversion of Series A-1 convertible preferred stock	5,538,462	615,384
Conversion of Series B convertible preferred stock	43,528,737	6,532,432
Common stock available for grant of stock awards	17,021,923	1,136,543
Common stock issuable for RSUs outstanding and non-vested restricted stock	10,458,793	1,698,120

	122,904,257	15,133,178

Restricted Common Stock

In August 2012, in connection with our formation, our CEO purchased 9,595,384 shares of restricted common stock at a nominal per share purchase price. The shares were issued subject to certain vesting conditions, restrictions on transfer and a Company right of repurchase of any unvested share at their original purchase price. These shares are placed in escrow until vested, and have rights to vote and participate in dividends and distributions. 7,996,153 of these shares have service and fundraising vesting conditions. Under the service vesting condition, shares vest monthly over 48 months, commencing from the first closing of Series A convertible preferred stock financing on October 22, 2012. 1,599,231 of these shares are subject to performance milestones and fundraising vesting conditions. The fundraising vesting conditions for all shares were satisfied as of December 31, 2013. All shares subject to service vesting conditions are subject to accelerated vesting in the event of certain change of control transactions.

The combined grant date intrinsic value for this award was $1,704,094. As of December 31, 2013 there was $887,904 of unrecognized stock-based compensation expense related to this restricted common stock. Assuming an initial public offering had occurred on December 31, 2013, $158,282 of this stock-based compensation cost would have been recognized in our statement of operations and comprehensive loss for 2013 and $729,622 would be recognized over the remaining service periods through 2016.

As of September 30, 2014, there was $1,611,029 of unrecognized stock-based compensation expense related to this restricted common stock. Upon the closing of our initial public offering in October 2014, $508,962 of this stock-based compensation will be recognized in our statement of operations and comprehensive loss for the quarter ending December 31, 2014 and the remainder will be recognized over the remaining service periods through 2016.

In March 2013, an Atara employee purchased 2,423,074 shares of restricted common stock for $331,170. The shares were issued under our 2012 Equity Incentive Plan (as discussed below) and are subject to certain vesting conditions, restrictions on transfer and a Company right of repurchase of any unvested shares at their original purchase price. These shares are placed in escrow until vested, and have rights to vote and participate in dividends and distributions. Under these agreements, the shares vest as follows: 2,319,228 shares vest over four years, with one-quarter vesting after one year of service and the remainder vesting in equal installments over the subsequent thirty-six months, and 103,846 shares vest upon achievement of certain performance milestones. Vesting of all shares is subject to acceleration of vesting in the event of certain change of control transactions.

The combined grant date intrinsic value for this award was $98,500. As of December 31, 2013, there was $125,407 of unrecognized stock-based compensation expense related to this restricted common stock. Assuming an initial public offering had occurred on December 31, 2013, $5,552 of this stock-based compensation cost would have been recognized in our statement of operations and comprehensive loss for 2013, $5,552 would be recognized upon completion of a performance milestone in 2014, and $114,303 would be recognized over the remaining service periods through 2016.

As of September 30, 2014, there was $302,206 of unrecognized stock-based compensation expense related to this restricted common stock. Upon the closing of our initial public offering in October 2014, $28,319 of this stock-based compensation expense will be recognized in our statement of operations and comprehensive loss for the quarter ending December 31, 2014 and the remainder will be recognized over the remaining service periods through 2016.

The restricted common stock was purchased with secured promissory notes totaling $331,170. The notes bear interest at an annual interest rate of 1.5% and are due on the earlier of five years following the purchase date, the sale or transfer of the related shares, termination of employment or the date prior to the date of a filing of a registration statement with the Securities and Exchange Commission. The notes are secured by shares of common stock owned by the employee and are included in stockholders’ deficit in our combined and consolidated balance sheets. As of September 30, 2014, the outstanding balance of these notes had been repaid.

The amounts paid for both restricted stock purchases were initially recorded as other long-term liabilities. As shares vest, we reclassify liabilities to equity and report shares as outstanding in the combined and consolidated statements of convertible preferred stock and stockholders’ deficit. At December 31, 2013, 4,157,739 shares had vested and are classified as equity. Restricted stock shares not vested at December 31, 2013 totaled 7,860,719 shares and are expected to vest over three years.

Prior to the Recapitalization, 4,802,450 shares had vested and were classified as equity. On March 31, 2014, these shares were exchanged for 533,605 shares of Atara common stock. Restricted shares not vested at March 31, 2014 totalled 7,216,006 and these shares were exchanged for 801,778 shares of Atara restricted common stock. At September 30, 2014, restricted shares not vested totalled 654,663 shares.

As both the Chief Executive Officer and the Atara employee were consultants of Nina, Pinta and Santa Maria through the Recapitalization date, we accounted for these awards as non-employee stock-based awards. Following the Recapitalization, these awards will be accounted as employee awards based upon the fair market value at March 31, 2014. Total stock-based compensation expense related to these awards was as follows:

	Period from August 22, 2012 (Inception) to December 31, 2012	Year Ended December 31, 2013	Nine months ended September 30,
			2013 (unaudited)	2014 (unaudited)
	(in thousands)
Research and development	$—	$251	$203	$918
General and administrative	292	1,462	814	3,356

	$292	$1,713	$1,017	$4,274

As this stock-based compensation expense relates to shares of common stock for which the fundraising condition was met and our right of repurchase has lapsed, these amounts have been recorded as additional paid-in capital in our combined and consolidated balance sheets.

2012 Equity Incentive Plans

We adopted the Nina 2012 Equity Incentive Plan, Pinta 2012 Equity Incentive Plan and Santa Maria 2012 Equity Incentive Plan (collectively, the “2012 plans”) in November 2012. Under the terms of the plans, we may grant options, restricted stock awards and RSUs to employees, directors, consultants and other service providers. Prior to the Recapitalization, new employees typically received awards under the 2012 plans upon commencement of their employment, and certain of our non-employee directors received awards under the 2012 plans upon their appointment. At December 31, 2013, the aggregate number of awards available to be issued under the plans was 17,021,923 shares of common stock. RSUs expire at the earlier of seven years from the date of grant or two years following the service termination date (or, for RSUs granted after January 2014, the service termination date). Generally, if any shares subject to an award expire, or are forfeited, terminated or cancelled without the issuance of shares, the shares are added back into the total shares available for issuance under the 2012 plans.

Through December 31, 2013, we have granted restricted common stock (discussed above) and RSUs under the plans. The RSUs have a time-based service condition and a liquidity-based performance condition, and will vest when both conditions are met. We have determined that the liquidity-based performance condition is not probable of occurring and have recorded no compensation expense related to the RSUs during the period from August 22, 2012 (inception) to December 31, 2013. As of December 31, 2013, there was approximately $788,335 of unrecognized stock-based compensation expense related to nonvested RSUs. Assuming an initial public offering had occurred on December 31, 2013, $417,512 of this stock-based compensation expense would have been recognized in our statement of operations and comprehensive loss for 2013 and $370,823 would be recognized over the remaining service periods through 2017.

As the restricted common stock and the RSUs were granted by Nina, Pinta and Santa Maria, the grants are considered to be non-employee awards until the Recapitalization. Accordingly, the fair value of the awards is remeasured at each period end by multiplying the number of unvested shares by the per-share fair value of common stock at period end. A summary of the awards granted and vested on a combined and consolidated basis during the period from August 22, 2012 (inception) to September 30, 2014 is as follows:

	Combined Number of Units/Awards	Weighted-average Grant Date Fair Value
Unvested at December 31, 2012	—	$—
Granted—Restricted stock units	2,598,074	$0.189
Granted—Restricted stock awards	2,423,074	$0.045
Vested—Restricted stock awards	(759,374)	$0.045

Unvested at December 31, 2013	4,261,774	$0.133
Granted—Restricted stock units	5,375,742	$0.606
Vested—Restricted stock awards	(144,951)	$0.045

Unvested at March 30, 2014	9,492,565	$0.402
Recapitalization (Note 2)	(8,437,856)

Unvested at March 31, 2014	1,054,709	$3.619
Granted—Restricted stock units*	13,692	$12.545
Vested—Restricted stock awards	(36,058)	$0.404
Forfeitures	(66,153)	$8.593

Unvested at September 30, 2014	966,190	$3.561

*	Granted under the 2014 Equity Incentive Plan discussed below.

Through September 30, 2014, we have granted restricted common stock and RSUs under the 2012 plans and the 2014 Equity Incentive Plan (“2014 EIP”) discussed below. Our RSUs granted have a time-based service condition and a liquidity-based performance condition, and will vest when both conditions are met. We have determined that the liquidity-based performance condition is not probable of occurring and have recorded no compensation expense related to the RSUs. As of September 30, 2014, there was $7,353,086 of unrecognized stock-based compensation expense related to nonvested RSUs. Upon the closing of our initial public offering in October 2014, $3,978,563 of the stock-based compensation expense will be recognized in our combined and consolidated statement of operations and comprehensive loss for the quarter ended December 31, 2014 and $3,374,523 will be recognized over the remaining service periods through 2018.

2014 Equity Incentive Plan

We adopted the 2014 EIP on March 31, 2014 as part of the Recapitalization. In connection with the Recapitalization, Atara assumed the plans of Nina, Pinta and Santa Maria and all outstanding RSUs and restricted stock awards granted under such plans. At the time of settlement, each employee or consultant will receive one share of common stock of Atara for three shares in each of Nina, Pinta and Santa Maria (collectively, a nine-for-one exchange). At the date of Recapitalization, RSUs and restricted stock awards issued by Nina, Pinta and Santa Maria to Atara employees become employee awards and the awards’ grant dates were established as the Recapitalization date. Under the terms of the 2014 EIP, the aggregate number of awards available for issuance is 2,449,230 shares of common stock as of September 30, 2014. This aggregate amount includes the remaining shares that were previously available for issuance under the existing 2012 plans (1,294,041 shares of common stock, after giving effect to the nine-for-one exchange). Employees and non-employee directors typically receive awards under the 2014 plan upon commencement of their employment or appointment, as applicable, and may receive awards on a periodic basis thereafter.

In May 2014, our board of directors amended and restated our 2014 EIP, which was approved by our stockholders in June 2014. Our 2014 EIP, as amended and restated, became effective on October 15, 2014 upon the pricing of our initial public offering. The maximum number of shares of our common stock that may be issued pursuant to stock awards under the 2014 EIP increased by 1,076,923 shares to a total of 3,526,153 shares. Additionally, the number of shares of our common stock reserved for issuance pursuant to stock awards under our 2014 EIP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2015 and ending on and including January 1, 2024, by 5% of the number of shares of our capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by our board of directors. The maximum number of shares of our common stock that may be issued upon the exercise of Incentive Stock Options under the 2014 EIP increased to 11,538,461.

Stock options

Options under the 2014 EIP are granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the shares on the date of grant as determined by the board of directors, provided, however, that the exercise price of an ISO and NSO granted to a 10% stockholder cannot be less than 110% of the estimated fair value of the shares on the date of grant. Options granted to employees and non-employees generally vest ratably over four years and expire in seven years. Generally, if any shares subject to an award expire, or are forfeited, terminated or cancelled without the issuance of shares, the shares are added back into the total shares available for issuance under the plans. There were no options granted prior to the third quarter of 2014. The following is a summary of stock option activity for the nine months ended September 30, 2014:

	Number of Awards	Exercise Price Per Share	Remaining Contractual Term
Outstanding at December 31, 2013	—	$—	—
Granted	209,959	12.55
Exercised	—	—	—
Forfeited or expired	—	—	—

Outstanding at September 30, 2014	209,959	$12.55	6.88

Vested and expected to vest at September 30, 2014	209,959	$12.55	6.88

Exercisable at September 30, 2014	—	$—	—

The estimated fair value of options granted to employees and non-employees during the nine months ended September 30, 2014 was $1.2 million and $288,000, respectively. The fair value of each option issued was estimated at the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	Nine Months Ended September 30, 2014
	Employees	Non-Employees
Risk-free interest rate	1.74%	2.24%
Expected life of options in years	4.6	7.0
Expected volatility of underlying stock	65.7%	65.8%
Expected dividend yield	0.0%	0.0%

During the nine months ended September 30, 2014, we recognized $54,305 of stock-based compensation expense related to stock options granted. $48,710 of this stock-based compensation expense was recorded in research and development expense and the remainder was recorded in general and administrative expense. As of September 30, 2014, there was $1.4 million of unrecognized stock-based compensation cost related to stock options that are expected to vest. This expense is expected to be recognized over the weighted-average remaining vesting period of 3.85 years.

2014 Employee Stock Purchase Plan

We adopted the 2014 Employee Stock Purchase Plan (the “2014 ESPP”) in May 2014, and our stockholders approved the 2014 ESPP in June 2014. The 2014 ESPP became effective upon the closing of our initial public offering. The 2014 ESPP will be administered by our board of directors and the Compensation Committee of our board of directors. The maximum number of shares of our common stock that may be issued under the 2014 ESPP is 230,769 shares. Additionally, the number of shares of our common stock reserved for issuance under our ESPP will automatically increase each year for a period of up to ten years, beginning on January 1, 2015 and continuing through and ending on January 1, 2024, by the lesser of (i) 1% of the total number of shares of our capital stock outstanding on the December 31 of the preceding calendar year, (ii) 230,769 shares of our common stock, or (iii) a lower number as determined by our board of directors.